Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	COEPTIS THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 Bradford Road, Suite 420
Entity Address, City or Town	Wexford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15090
City Area Code	724
Local Phone Number	934-6467
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false